Risk information - Corporate exposures by industry (GICS) (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2024	Dec. 31, 2023
Risk information
Gross exposure	kr 420.5	kr 413.2
Net exposure	420.5	413.2
Corporates
Risk information
Gross exposure	253.5	264.6
Net exposure	162.1	156.4
Corporates | IT and telecom
Risk information
Gross exposure	71.2	80.8
Net exposure	17.0	16.3
Corporates | Industrials
Risk information
Gross exposure	70.9	70.1
Net exposure	64.0	56.1
Corporates | Materials
Risk information
Gross exposure	29.6	31.1
Net exposure	17.8	17.7
Corporates | Consumer goods
Risk information
Gross exposure	29.0	32.7
Net exposure	25.8	26.7
Corporates | Utilities
Risk information
Gross exposure	27.6	27.8
Net exposure	13.5	11.1
Corporates | Finance
Risk information
Gross exposure	13.9	13.7
Net exposure	17.0	24.3
Corporates | Energy
Risk information
Gross exposure	4.8	3.7
Net exposure	1.4	0.7
Corporates | Healthcare
Risk information
Gross exposure	4.7	3.5
Net exposure	4.1	2.7
Corporates | Real Estate
Risk information
Gross exposure	1.4	0.9
Net exposure	1.1	0.5
Corporates | Other
Risk information
Gross exposure	0.4	0.3
Net exposure	kr 0.4	kr 0.3